Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 57.1	€ 70.9	€ 89.8	€ 105.4
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	152.4	163.0	153.5	163.1
Basic earnings per share	€ 0.37	€ 0.43	€ 0.59	€ 0.65
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 57.1	€ 70.9	€ 89.8	€ 105.4
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	152.6	163.1	153.7	163.2
Diluted earnings per share	€ 0.37	€ 0.43	€ 0.58	€ 0.65